Borrowings	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Borrowings

NOTE 15: BORROWINGS

	December 31, 2020	December 31, 2019
Eurobank Ergasias S.A. $52,000	—	28,758
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank	36,328	39,453
Ship Mortgage Notes $670,000	602,600	658,000
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB	16,099	39,173
BNP Paribas $44,000	24,000	28,000
HSH $24,000	15,991	18,280
HCOB $31,800	28,416	31,800
Deutsche Bank AG Filiale Deutschlandgeschaft	—	32,500
Eurobank S.A. $20,800	19,200	—
Total credit facilities	742,634	875,964
Sale and Leaseback Agreements–$71,500	55,115	62,563
Sale and Leaseback Agreements–$103,155	88,654	97,723
Sale and Leaseback Agreements–$15,000	12,344	14,219
Sale and Leaseback Agreements–$47,220	40,408	45,858
Sale and Leaseback Agreements–$90,811	79,504	90,811
Sale and Leaseback Agreements–$72,053	68,470	—
Total borrowings	1,087,129	1,187,138
Less: Deferred finance costs, net	(10,826)	(14,638)
Add: bond premium	284	617
Less: current portion of credit facilities, net of deferred finance costs	(666,027)	(141,214)
Less: current portion of Sale and Leaseback Agreements, net of deferred finance costs	(38,745)	(31,739)
Total long-term borrowings, net of current portion, bond premium and deferred finance costs	$371,815	$1,000,164

Long-Term Debt Obligations and Credit Arrangements

Ship Mortgage Notes:

8 1/8% First Priority Ship Mortgages: On November 13, 2013, the Company and its wholly owned subsidiary, Navios Acquisition Finance (US) Inc. (“Navios Acquisition Finance” and together with the Company, the “2021 Co-Issuers”) issued $610,000 in first priority ship mortgage notes (the “Existing Notes”) due on November 15, 2021 at a fixed rate of 8.125%.

On March 31, 2014, the Company completed a sale of $60,000 of its first priority ship mortgage notes due in 2021 (the “Additional Notes,” and together with the Existing Notes, the “2021 Notes”). The terms of the Additional Notes are identical to the Existing Notes and were issued at 103.25% plus accrued interest from November 13, 2013.

The 2021 Notes are fully and unconditionally guaranteed on a joint and several basis by all of Navios Acquisition’s subsidiaries with the exception of (i) Navios Acquisition Finance (a co-issuer of the 2021 Notes), (ii) NAP General Partner (as defined herein), and (iii) Navios Midstream and its subsidiaries.

The 2021 Co-Issuers currently have the option to redeem the 2021 Notes in whole or in part, at a fixed price of 106.094% of the principal amount, which price declined ratably until it reached par in 2019, plus accrued and unpaid interest, if any.

In addition, upon the occurrence of certain change of control events, the holders of the 2021 Notes will have the right to require the 2021 Co-Issuers to repurchase some or all of the 2021 Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.

The 2021 Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the 2021 Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries.

Following the acquisition of the Star N and the Hector N MR1 product tankers from Navios Europe I, the vessels were offered as collateral under its ship mortgage notes, in substitution of an amount of $25,405 that was held as cash collateral from the sale proceeds of the Nave Electron.

In connection with the release of the Nave Celeste and the Nave Neutrino from the 2021 Notes, the Nave Spherical and an amount of $5,228 were added as collateral.

In the fourth quarter of 2019, Navios Acquisition repurchased $12,000 of its ship mortgage notes for a cash consideration of $9,950 resulting in a gain on bond repurchase of $1,940 net of deferred fees written-off.

In the third quarter of 2020, Navios Acquisition repurchased $19,000 of its ship mortgage notes for a cash consideration of $11,898 resulting in a gain on bond repurchase of $7,010 net of deferred fees written-off.

In the fourth quarter of 2020, Navios Acquisition repurchased $36,400 of its ship mortgage notes for a cash consideration of $27,518 resulting in a gain on bond repurchase of $8,776 net of deferred fees written-off.

The 2021 Co-Issuers were in compliance with the covenants as of December 31, 2020.

The Existing Notes and the Additional Notes are treated as a single class for all purposes under the indenture including, without limitation, waivers, amendments, redemptions and other offers to purchase and the Additional Notes rank evenly with the Existing Notes. The Additional Notes and the Existing Notes have different CUSIP numbers.

Guarantees

The Company’s 2021 Notes are fully and unconditionally guaranteed on a joint and several basis by all of the Company’s subsidiaries with the exception of (i) Navios Acquisition Finance (a co-issuer of the 2021 Notes) , (ii) NAP General Partner (as defined herein), and (iii) Navios Midstream and its subsidiaries. The Company’s 2021 Notes are unregistered. The guarantees of the Company’s subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of Company’s subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. All subsidiaries, including Navios Acquisition Finance and Navios Midstream and its subsidiaries are 100% owned.

Credit Facilities

As of December 31, 2020, the Company had secured credit facilities with various commercial banks with a total outstanding balance of $140,034.

Eurobank Ergasias S.A.: On December 6, 2010, Navios Acquisition entered into a loan agreement with Eurobank Ergasias S.A. of up to $52,000 out of which $46,200 has been drawn (divided into two tranches of $23,100 each) to partially finance the acquisition costs of two LR1 product tanker vessels. Each tranche of the facility was repayable in 32 equal quarterly installments of $306 each with a final balloon payment of $13,308, to be repaid on the last repayment date. The maturity date of the loan was in the third and fourth quarter of 2020. The repayment of each tranche started three months after the delivery date of the respective vessel. It bore interest at a rate of LIBOR plus 300 bps. The loan also required compliance with certain financial covenants. The outstanding balance under the facility of $27,534 was fully prepaid in June 2020. Following the prepayment, an amount of $50 was written-off in the consolidated statement of operations.

DVB Bank S.E. and Credit Agricole Corporate and Investment Bank: On December 29, 2011, Navios Acquisition entered into a loan agreement with DVB Bank SE and Credit Agricole Corporate and Investment Bank of up to $56,250 (divided into two tranches of $28,125 each) to partially finance the purchase price of two MR2 product tanker vessels. Each tranche of the facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date. The repayment started three months after the delivery of the respective vessel and bears interest at a rate of LIBOR plus: (a) up to but not including the drawdown date of, 175 bps per annum; (b) thereafter until, but not including, the tenth repayment date, 250 bps per annum; and (c) thereafter 300 bps per annum. The maturity date of each of the tranches of the loan is in the second and third quarters of 2022. The loan also requires compliance with certain financial covenants. As of December 31, 2020, an amount of $36,328 was outstanding.

Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB: In November 2015, Navios Acquisition, entered into a term loan facility of up to $125,000 (divided into five tranches) with Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB for the: (i) financing of the purchase price of the Nave Spherical; and (ii) the refinancing of the existing facility with Deutsche Bank AG Filiale Deutschlandgescaft and Skandinaviska Enskilda Banken AB, dated July 18, 2014. Four of the five tranches of the facility were repayable in 20 quarterly installments of between approximately $435 and $1,896, each with a final balloon repayment to be made on the last repayment date. The fifth tranche was repayable in 16 quarterly installments of between approximately $709 and $803, each. The maturity date of the loan was in the fourth quarter of 2020. The credit facility bore interest at LIBOR plus 295 bps per annum. In March 2021, Navios Acquisition fully repaid the amount of $16.1 million.

On March 23, 2018, Navios Acquisition prepaid $26,770, being the respective tranche of the Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB facility that was drawn to finance the Nave Equinox and the Nave Pyxis, which substituted the Nave Galactic as collateral vessels under the 8 1/8% 2021 Notes. Following the prepayment, an amount of $297 was written-off in the consolidated statement of operations. On June 18, 2020, Navios Acquisition prepaid $16,272, being the respective tranche of the Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB facility that was drawn to finance the Nave Sextans. Following the prepayment, an amount of $26 was written-off in the consolidated statement of operations. In October 2020, Navios Acquisition extended the maturity date of the loan to February 2021. As of December 31, 2020, the outstanding balance under this facility was $16,099. In February 2021, Navios Acquisition further extended the maturity date of the loan to March 2021. In March 2021, Navios Acquisition fully repaid the amount of $16,099.

HSH Nordbank: In June 2017, Navios Acquisition entered into a loan facility for an amount of $24,000 to refinance the credit facility with ABN AMRO Bank N.V. of its two chemical tankers. The facility is repayable in 17 equal consecutive quarterly installments of $572 each, with a final balloon payment of the balance to be repaid on the last repayment date. The facility matures in September 2021 and bears interest at LIBOR plus 300 bps per annum. As of December 31, 2020, the outstanding balance under this facility was $15,991.

BNP Paribas S.A. Bank: On December 18, 2015, Navios Acquisition, through certain of its wholly owned subsidiaries, entered into a term loan facility agreement of up to $44,000 with BNP Paribas, as agent and the lenders named therein, for the partial post-delivery financing of a LR1 product tanker and a MR2 product tanker. The facility is repayable in 12 equal consecutive semi-annual installments in the amount of $2,000 in aggregate, with a final balloon payment of $20,000 to be repaid on the last repayment date. The maturity date of the loan is in December 2021. The loan bears interest at LIBOR plus 230 bps per annum. As of December 31, 2020, an amount of $24,000 was outstanding under this facility.

Hamburg Commercial Bank AG: In October 2019, Navios Acquisition entered into a loan agreement with Hamburg Commercial Bank AG of up to $31,800 in order to refinance one VLCC. The facility is repayable in 4 quarterly installments of $846 each with a final balloon payment of $28,416 repayable on the last repayment date. The facility matures in October 2020 and bears interest at LIBOR plus 280 bps per annum. In October 2020, Navios Acquisition extended the maturity date of the loan to October 2024. The remaining balance of the facility is repayable in 16 quarterly installments of $846 each with a final balloon payment of $14,880 repayable on the last repayment date and bears interest at LIBOR plus 390 bps per annum. As of December 31, 2020, $28,416 was outstanding under this facility.

Deutsche Bank AG Filiale Deutschlandgescaft: In December 2019, Navios Acquisition entered into a loan agreement with Deutsche Bank AG Filiale Deutschlandgeschaft of up to $32,500 in order to finance one MR1 and two LR1s acquired from Navios Europe I. The facility was repayable in one single repayment on the last repayment date. The facility matured in June 2020 and bore interest at LIBOR plus 400 bps per annum. In the second quarter of 2020, Navios Acquisition fully repaid the amount of $32,500.

Eurobank S.A: In June 2020, Navios Acquisition entered into a loan agreement with Eurobank S.A. of $20,800 in order to refinance two LR1s. The facility is repayable in 16 quarterly installments of $800 each with a final balloon payment of $8,000 repayable on the last repayment date. The facility matures in June 2024 and bears interest at LIBOR plus 300 bps per annum. As of December 31, 2020, an amount of $19,200 was outstanding under this facility.

Hamburg Commercial Bank AG: In June 2020, Navios Acquisition entered into a loan agreement with Hamburg Commercial Bank AG of $41,700 in order to acquire seven containerships. The facility was repayable in 4 quarterly installments with a final balloon payment of $21,700 repayable on the last repayment date. The facility matured in May 2021 and bore interest at LIBOR plus 375 bps per annum and top up fee ranging from 225 bps to 425 bps per annum. As of December 31, 2020, an amount of $31,700 was outstanding under this facility and is presented under “Liabilities associated with assets held for sale”. (Please refer to Note 10). In the first quarter of 2021, Navios Acquisition fully repaid the amount of $31,700.

Amounts drawn under the facilities are secured by first preferred mortgages on Navios Acquisition’s vessels and other collateral and are guaranteed by each vessel-owning subsidiary. The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Acquisition from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; changing the flag, class, management or ownership of Navios Acquisition’s vessels; changing the commercial and technical management of Navios Acquisition’s vessels; selling Navios Acquisition’s vessels; and subordinating the obligations under each credit facility to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the Management Agreement. The credit facilities also require Navios Acquisition to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times.

As of December 31, 2020, no amount was available to be drawn from the Company’s facilities.

As of December 31, 2020, the Company was in compliance with its covenants.

Sale and Leaseback Agreements

As of December 31, 2020, the Company had sale and leaseback agreements with various unrelated third parties with a total outstanding balance of $344,495.

As of December 31, 2020 and 2019, the deposits under the sale and leaseback agreements were $9,058 and $5,456, respectively, and are presented under “Other long term assets” in the consolidated balance sheets.

On March 31, 2018, Navios Acquisition entered into a $71,500 sale and leaseback agreement with unrelated third parties to refinance the outstanding balance of the existing facility on four product tankers. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was accounted for as a failed sale. In accordance with ASC 842-40 the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under sale and lease back agreement as a financial liability. The agreement will be repayable in 24 equal consecutive quarterly installments of $1,490 each, with a repurchase obligation of $35,750 on the last repayment date. The sale and leaseback agreement matures in April 2024 and bears interest at LIBOR plus 305 bps per annum. In April 2018, the Company drew $71,500 under this agreement. The agreement requires compliance with certain financial covenants in line with Navios Acquisition’s other credit facilities. As of December 31, 2020, the outstanding balance under this agreement was $55,115.

In March and April 2019, Navios Acquisition entered into sale and leaseback agreements with unrelated third parties for $103,155 in order to refinance $50,250 outstanding on the existing facility on three product tankers and to finance two product tankers that were previously financed by Eurobank Ergasias S.A. and were fully prepaid in March 2019 by the amount of $ 32,159. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. The agreements will be repayable in 28 equal consecutive quarterly installments of $2,267 each, with a purchase obligation of $39,675 to be repaid on the last repayment date. The sale and leaseback agreements mature in March and April 2026 respectively, and bear interest at LIBOR plus 350 bps per annum. The agreements require compliance with certain financial covenants in line with the other credit facilities of the Company. As of December 31, 2020, the outstanding balance under these agreements was $88,654. In connection with an amendment, in April 2021, the Company prepaid the amount of $10,234.

In August 2019, the Company entered into an additional sale and leaseback agreement of $15,000, with unrelated third parties in order to refinance one product tanker. Navios Acquisition has a purchase option in place and an assessment has been performed indicating that the likelihood of the vessel remaining in the property of the lessor is remote. In such a case, the buyer-lessor does not obtain control of the vessel and under ASC 842-40, the transaction was determined to be a failed sale. Navios Acquisition is obligated to make 60 consecutive monthly payments of approximately $156, commencing as of August 2019. The agreement matures in August 2024 and bear interest at LIBOR plus 240 bps per annum. As of December 31, 2020, the outstanding balance under this agreement was $12,344.

In September 2019, Navios Acquisition entered into additional sale and leaseback agreements with unrelated third parties for $47,220 in order to refinance three product tankers. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. The agreements will be repaid through periods ranging from four to seven years in consecutive quarterly installments of up to $1,362 each, with a purchase obligation of $19,200 to be repaid on the last repayment date. The agreements mature in September 2023 and September 2026 and bear interest at LIBOR plus a margin ranging from 350 bps to 360 per annum, depending on the vessel financed. The agreements require compliance with certain financial covenants in line with the other credit facilities of the Company. As of December 31, 2020, the outstanding balance under this agreement was $40,408. In connection with an amendment, in April 2021, the Company prepaid the amount of $3,581.

In October 2019, Navios Acquisition entered into sale and leaseback agreements with unrelated third parties for $90,811 in order to refinance six product tankers. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. The agreements will be repaid through periods ranging from three to eight years in consecutive quarterly installments of up to $2,824 each, with a repurchase obligation of up to $25,810 in total. The sale and leaseback arrangement bears interest at LIBOR plus a margin ranging from 335 bps to 355 bps per annum, depending on the vessel financed. As of December 31, 2020, the outstanding balance under this agreement was $79,504.

In June 2020, Navios Acquisition entered into sale and leaseback agreements with unrelated third parties for $72,053 in order to refinance one MR1, one MR2 and two LR1s. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. The agreements will be repaid through periods ranging from four to seven years in consecutive quarterly installments of $1,791 each, with a repurchase obligation of up to $26,963 in total. The sale and leaseback arrangements bear interest at LIBOR plus a margin ranging from 390 bps to 410 bps per annum, depending on vessel financed. As of December 31, 2020, the outstanding the balance under the agreements was $68,470. In connection with an amendment, in April 2021, the Company prepaid the amount of $6,210.

The maturity table below reflects the principal payments of all notes, credit facilities and the Financing arrangements outstanding as of December 31, 2020 for the next five years and thereafter are based on the repayment schedule of the respective financing arrangements (as described above) and the outstanding amount due under the 2021 Notes.

December 31, 2020
Long-Term Debt Obligations:
Year
December 31, 2021	709,222
December 31, 2022	89,920
December 31, 2023	52,719
December 31, 2024	102,964
December 31, 2025	22,089
December 31, 2026 and thereafter	110,215
Total	$1,087,129

The financing arrangements include, among other things, compliance with loan to value ratios and certain financial covenants:

(i) minimum liquidity at the higher of $40,000 or $1,000 per vessel owned; (ii) minimum net worth ranging from $50,000 to $ 135,000; and

(iii) total liabilities divided by total assets, adjusted for market values to be generally lower than 75% or 80% and for certain facilities, as amended for a specific period of time until December 31, 2019 to be ranging from a maximum of 80% to 85%. It is an event of default under the financing arrangements if such covenants are not complied with, including the loan to value ratios for which the Company may provide sufficient additional security or prepay part of the facility, to prevent such an event.

As of December 31, 2020, the Company was in compliance with its covenants.